Property, Plant and Equipment - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 442,969	$ 453,383
Additions	149,293	117,896	$ 128,230
Ending balance	501,876	442,969	453,383
Write-downs of property, plant and equipment	1,387	0	0
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	755,838	720,425	587,912
Additions	149,293	117,896	128,230
Disposals	22,565	7,923	9,484
Transfers from inventories			766
Reclassifications	0	0	0
Exchange differences on translation	2,850	(74,560)	13,001
Ending balance	885,416	755,838	720,425
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(312,869)	(267,042)	(187,980)
Additions	84,785	81,040	81,489
Disposals	(17,865)	(6,530)	(6,081)
Exchange differences on translation	2,364	(28,683)	3,654
Ending balance	(382,153)	(312,869)	(267,042)
Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(1,387)
Batteries
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	359,873	355,531
Ending balance	380,273	359,873	355,531
Batteries | Costs of revenues
Reconciliation of changes in property, plant and equipment [abstract]
Losses on disposals of property, plant and equipment	1,642
Batteries | Other
Reconciliation of changes in property, plant and equipment [abstract]
Losses on disposals of property, plant and equipment	2,586
Batteries | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	530,113	492,968	397,452
Additions	78,511	90,086	88,689
Disposals	9,365	1,580	158
Transfers from inventories			0
Reclassifications	204	0	0
Exchange differences on translation	3,423	(51,361)	6,985
Ending balance	602,886	530,113	492,968
Batteries | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(170,240)	(137,437)	(89,163)
Additions	54,361	48,453	46,514
Disposals	(5,031)	(638)	(67)
Exchange differences on translation	3,043	(15,012)	1,827
Ending balance	(222,613)	(170,240)	(137,437)
Batteries | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	0
Undeployed battery packs and related battery cells | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	37,400
Ending balance		37,400
Machinery equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	64,675	75,576
Ending balance	63,083	64,675	75,576
Write-downs of property, plant and equipment	1,387
Machinery equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	131,541	134,426	108,106
Additions	18,369	15,074	27,856
Disposals	10,436	4,275	5,806
Transfers from inventories			0
Reclassifications	190	0	49
Exchange differences on translation	(833)	(13,684)	4,221
Ending balance	138,831	131,541	134,426
Machinery equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(66,866)	(58,850)	(43,217)
Additions	18,635	18,509	18,060
Disposals	(10,398)	(4,250)	(3,248)
Exchange differences on translation	(709)	(6,243)	821
Ending balance	(74,394)	(66,866)	(58,850)
Machinery equipment | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(1,354)
Transportation equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,651	6,103
Ending balance	1,479	3,651	6,103
Transportation equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,292	11,819	10,838
Additions	197	850	457
Disposals	219	153	417
Transfers from inventories			766
Reclassifications	281	0	0
Exchange differences on translation	9	(1,224)	175
Ending balance	11,560	11,292	11,819
Transportation equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(7,641)	(5,716)	(3,143)
Additions	2,560	2,700	2,809
Disposals	(52)	(95)	(303)
Exchange differences on translation	(68)	(680)	67
Ending balance	(10,081)	(7,641)	(5,716)
Transportation equipment | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	0
Tooling equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,373	3,279
Ending balance	3,394	3,373	3,279
Tooling equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	40,934	40,176	35,630
Additions	3,699	4,871	4,781
Disposals	1,273	0	829
Transfers from inventories			0
Reclassifications	0	0	0
Exchange differences on translation	32	(4,113)	594
Ending balance	43,392	40,934	40,176
Tooling equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(37,561)	(36,897)	(31,419)
Additions	3,676	4,440	5,748
Disposals	(1,268)	0	(813)
Exchange differences on translation	29	(3,776)	543
Ending balance	(39,998)	(37,561)	(36,897)
Tooling equipment | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	0
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	490	479
Ending balance	750	490	479
Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,796	2,821	2,552
Additions	561	279	241
Disposals	96	59	166
Transfers from inventories			0
Reclassifications	0	41	2
Exchange differences on translation	5	(286)	192
Ending balance	3,266	2,796	2,821
Office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,306)	(2,342)	(1,869)
Additions	270	260	454
Disposals	(96)	(59)	(15)
Exchange differences on translation	3	(237)	34
Ending balance	(2,483)	(2,306)	(2,342)
Office equipment | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(33)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,701	12,341
Ending balance	6,672	8,701	12,341
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	36,956	38,141	32,657
Additions	2,524	25	4,208
Disposals	1,091	1,586	2,090
Transfers from inventories			0
Reclassifications	828	4,253	2,536
Exchange differences on translation	39	(3,877)	830
Ending balance	39,256	36,956	38,141
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(28,255)	(25,800)	(19,169)
Additions	5,283	6,678	7,904
Disposals	(1,020)	(1,488)	(1,635)
Exchange differences on translation	66	(2,735)	362
Ending balance	(32,584)	(28,255)	(25,800)
Leasehold improvements | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	0
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,206	74
Ending balance	46,225	2,206	74
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,206	74	677
Additions	45,432	6,711	1,998
Disposals	85	270	18
Transfers from inventories			0
Reclassifications	(1,503)	(4,294)	(2,587)
Exchange differences on translation	175	(15)	4
Ending balance	46,225	2,206	74
Construction in progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0	0
Additions	0	0	0
Disposals	0	0	0
Exchange differences on translation	0	0	0
Ending balance	0	$ 0	$ 0
Construction in progress | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	$ 0